Organization and Principal Activities - Principal subsidiaries of Vies and Equity investees (Detail)	12 Months Ended
	Dec. 31, 2025	[1]
Forward Vision
Variable Interest Entity [Line Items]
Percentage of ownership	100.00%
Beijing Security
Variable Interest Entity [Line Items]
Percentage of ownership	100.00%
Conew Network
Variable Interest Entity [Line Items]
Percentage of ownership	100.00%
HK Zoom
Variable Interest Entity [Line Items]
Percentage of ownership	100.00%
Cheetah Information
Variable Interest Entity [Line Items]
Percentage of ownership	100.00%
Dream Ahead
Variable Interest Entity [Line Items]
Percentage of ownership	100.00%
Beijing Kingsoft Cheetah Technology
Variable Interest Entity [Line Items]
Percentage of ownership	100.00%
Jingdezhen Jibao Information
Variable Interest Entity [Line Items]
Percentage of ownership	100.00%
Kingsoft Japan
Variable Interest Entity [Line Items]
Percentage of ownership	57.70%
Zhuhai Baoqu Technology
Variable Interest Entity [Line Items]
Percentage of ownership	75.40%
Zhuhai Baobaohong Technology Co., Ltd
Variable Interest Entity [Line Items]
Percentage of ownership	75.40%
Zhuhai Baohaowan Technology Co., Ltd.
Variable Interest Entity [Line Items]
Percentage of ownership	75.40%
Beijing Orion Star Technology Co.,Ltd.
Variable Interest Entity [Line Items]
Percentage of ownership	74.00%
Hongkong Cheetah Mobile Technology Limited
Variable Interest Entity [Line Items]
Percentage of ownership	100.00%
Conew.com Corporation
Variable Interest Entity [Line Items]
Percentage of ownership	100.00%
Cheetah Intelligence Inc.
Variable Interest Entity [Line Items]
Percentage of ownership	75.40%
Cheetah Intelligence Hong Kong Limited
Variable Interest Entity [Line Items]
Percentage of ownership	75.40%
Zhuhai Juntian Electronic Technology Co., Ltd.
Variable Interest Entity [Line Items]
Percentage of ownership	100.00%
BC Wave Lab Inc.
Variable Interest Entity [Line Items]
Percentage of ownership	80.00%
Marshotspot Limited
Variable Interest Entity [Line Items]
Percentage of ownership	80.00%
BC WAVE LAB PTE. LTD
Variable Interest Entity [Line Items]
Percentage of ownership	80.00%
Beijing Mars Hostspot Technology Co., Ltd.
Variable Interest Entity [Line Items]
Percentage of ownership	80.00%
Jiujiang Orion Star Intelligent Technology Co., Ltd.
Variable Interest Entity [Line Items]
Percentage of ownership	74.00%
Beijing Mobile
Variable Interest Entity [Line Items]
Percentage of ownership	0.00%
Beijing Cheetah Network Technology Co Ltd.
Variable Interest Entity [Line Items]
Percentage of ownership	0.00%
Zhuhai Hainiao Technology Co., Ltd.
Variable Interest Entity [Line Items]
Percentage of ownership	0.00%	[2]

[1]	Percentage of ownership is calculated on fully diluted basis.
[2]	Zhuhai Hainiao Technology Co. Ltd ("Zhuhai Hainiao") restructured as a subsidiary of Zhuhai Baobaohong Technology Co., Ltd. in February 2026.